UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02273
TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)
570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)
John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	October 1, 2004 – December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of registrant as of December 31, 2004 are attached.

Transamerica Income Shares

SCHEDULE OF INVESTMENTS

At December 31, 2004 (Unaudited)

(all amounts except share amounts in thousands)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.2%)
U.S. Treasury Bond
5.38%, due 02/15/2031 (a)	$1,208	$1,306
U.S. Treasury Note
1.88%, due 12/31/2005	3,500	3,470
Total U.S. Government Obligations (cost: $4,797)		4,776

	Principal	Value
CORPORATE DEBT SECURITIES (91.5%)
Aerospace (1.8%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,000	2,673
Agriculture (0.3%)
Michael Foods, Inc.
8.00%, due 11/15/2013	500	527
Amusement & Recreation Services (1.4%)
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	2,000	2,105
Automotive (2.8%)
General Motors Corp.
9.40%, due 07/15/2021	3,750	4,234
Beverages (2.3%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	3,000	3,495
Business Credit Institutions (3.7%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	4,900	5,650
Chemicals & Allied Products (1.7%)
Lubrizol Corp.
5.50%, due 10/01/2014	2,500	2,515
Commercial Banks (1.5%)
HSBC Capital Funding LP 144A
10.18%, due 12/31/2049 (b)	1,500	2,322
Communication (4.1%)
Echostar DBS Corp.
6.38%, due 10/01/2011	1,000	1,022
News America Holdings
9.25%, due 02/01/2013 (a)	3,985	5,136
Communications Equipment (0.8%)
Motorola, Inc.
4.61%, due 11/16/2007	1,250	1,275
Department Stores (0.7%)
JC Penney Co., Inc.
6.88%, due 10/15/2015	1,000	1,082
Electric Services (8.5%)
AES Gener SA, 144A
7.50%, due 03/25/2014	3,000	3,150
DPL, Inc.
8.25%, due 03/01/2007	2,000	2,168
Duke Energy Corp.
4.20%, due 10/01/2008	3,400	3,426
FPL Group Capital, Inc.
4.09%, due 02/16/2007	2,000	2,021
TXU Electric Delivery Co.
5.00%, due 09/01/2007	2,000	2,059
Food & Kindred Products (2.0%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	1,375	1,938
Smithfield Foods, Inc.
7.00%, due 08/01/2011	1,000	1,067
Food Stores (1.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,500	1,586
Furniture & Fixtures (0.7%)
Lear Corp.
7.96%, due 05/15/2005	1,000	1,016
Gas Production & Distribution (0.7%)
Northwest Pipeline
9.00%, due 08/01/2022	1,087	1,128
Holding & Other Investment Offices (3.4%)
EOP Operating Limited Partnership
8.38%, due 03/15/2006	3,000	3,164
Raytheon Co.
3.50%, due 05/15/2006	3,700	1,941
Hotels & Other Lodging Places (2.5%)
Host Marriott, LP
7.13%, due 11/01/2013	2,000	2,137
Park Place Entertainment Corp.
7.00%, due 04/15/2013	1,500	1,654

Industrial Machinery & Equipment (0.9%)
Caterpillar Inc.
9.38%, due 03/15/2021	1,000	1,402
Insurance (0.6%)
ACE Capital Trust II
9.70%, due 04/01/2030	629	836
Insurance Agents, Brokers & Service (1.3%)
Metlife, Inc.
3.91%, due 05/15/2005	2,000	2,009
Lumber & Wood Products (2.3%)
Ainsworth Lumber Co. Ltd 144A
5.67%, due 10/01/2010 (b)	1,000	1,020
Weyerhaeuser Co.
7.38%, due 03/15/2032	2,000	2,372
Manufacturing Industries (0.7%)
Bombardier Recreational Products, Inc.
8.38%, due 12/15/2013 (a)	1,000	1,067
Metal Mining (3.7%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	2,000	2,168
Falconbridge, Ltd.
7.35%, due 11/01/2006	3,200	3,408
Mortgage Bankers & Brokers (1.7%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	2,500	2,578
Motion Pictures (4.2%)
Blockbuster, Inc. 144A
9.00%, due 09/01/2012 (a)	500	494
Time Warner, Inc.
9.13%, due 01/15/2013	4,500	5,785
Oil & Gas Extraction (8.8%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	2,500	2,619
Comstock Resources, Inc.
6.88%, due 03/01/2012	2,000	2,065
El Paso CGP Co.
7.63%, due 09/01/2008	1,000	1,045
Evergreen Resources, Inc.
5.88%, due 03/15/2012	3,000	3,135
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	1,370	1,560
Kerr-McGee Corp.
6.95%, due 07/01/2024	2,000	2,212
Occidental Petroleum Corp.
10.13%, due 09/15/2009	500	617
Paper & Allied Products (6.2%)
Domtar Inc.
7.88%, due 10/15/2011	2,000	2,308
Georgia Pacific Corp.
7.70%, due 06/15/2015	1,000	1,142
International Paper Co.
5.50%, due 01/15/2014	3,750	3,874
Westvaco Corp.
7.95%, due 02/15/2031	1,600	1,955
Petroleum Refining (1.9%)
Amerada Hess Corp.
7.13%, due 03/15/2033	1,750	1,924
Enterprise Products Operating, LP, 144A
5.60%, due 10/15/2014	1,000	1,009
Primary Metal Industries (1.4%)
Phelps Dodge Corp.
8.75%, due 06/01/2011	1,725	2,103
Radio & Television Broadcasting (1.9%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,500	2,807
Railroads (0.7%)
Burlington Northern Santa Fe
9.25%, due 10/01/2006	1,000	1,083
Residential Building Construction (1.4%)
Ryland Group, Inc.
9.75%, due 09/01/2010	1,996	2,171
Security & Commodity Brokers (1.1%)
E*Trade Financial Corp. 144A
8.00%, due 06/15/2011	1,500	1,612
Stone, Clay & Glass Products (2.6%)
Cemex SA
9.63%, due 10/01/2009	3,250	3,851
Telecommunications (4.7%)
Cincinnati Bell, Inc.
8.38%, due 01/15/2014 (a)	1,000	1,012
Liberty Media Corp.
5.70%, due 05/15/2013	2,500	2,481
Millicom International Cellular 144A
10.00%, due 12/01/2013	1,000	1,046
Sprint Capital Corp.
7.13%, due 01/30/2006	2,500	2,600

Transportation & Public Utilities (2.4%)
Magellan Midstream Partners, L.P.
6.45%, due 06/01/2014	3,300	3,569
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,000	1,181
Wholesale Trade Nondurable Goods (2.2%)
Domino’s, Inc.
8.25%, due 07/01/2011	1,094	1,195
Unilever Capital Corp.
6.88%, due 11/01/2005	2,000	2,062
Total Corporate Debt Securities (cost: $130,604)		137,868

	Shares	Value
PREFERRED STOCKS (3.3%)
Telecommunications (3.3%)
Centaur Funding Corp.144A	3,750	4,939
Total Preferred Stocks (cost: $3,786)		4,939

	Principal	Value
SECURITY LENDING COLLATERAL (6.2%)
Debt (5.8%)
Bank Notes (0.3%)
Bank of America
2.26%, due 02/15/2005	500	500
Euro Dollar Overnight (0.7%)
Fortis Bank
2.26%, due 01/05/2005	1,000	1,000
Euro Dollar Terms (4.8%)
Bank of Montreal
2.26%, due 01/28/2005	1,281	1,281
Bank of Nova Scotia
2.33%, due 01/13/2005	1,000	1,000
Calyon
2.44%, due 03/16/2005	500	500
Citigroup
2.08%, due 01/28/2005	1,000	1,000
Dexia Group
2.04%, due 01/21/2005	1,000	1,000
Lloyds TSB Bank
2.28%, due 02/02/2005	1,000	1,000
Royal Bank of Scotland
2.01%, due 01/20/2005	1,500	1,500

	Shares	Value
Investment Companies (0.4%)
Money Market Funds (0.4%)
BGI Institutional Money Market Fund
1 day yield of 2.25%	500,000	500
Merrimac Cash Fund, Premium Class (c)
1 day yield of 1.76%	130,000	130
Total Security Lending Collateral (cost: $9,411)		9,411

Total Investment Securities (cost: $148,598)		156,994

SUMMARY:
Investments, at Value	104.2%	156,994
Liabilities in excess of other assets	(4.2)%	(6,378)
Net Assets	100.0%	$150,616

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At December 31, 2004, all or a portion of this security is on loan.  The value at December 31, 2004, of all securities on loan is $9,209.

(b)         Floating or variable rate note. Rate is listed as of December 31, 2004.

(c)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securites are registered pursuant to Rule 144A of the Securites Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2004, these securities aggregated  $15,592 or 10.4% of the net assets of the Fund.

Item 2. Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of December 31, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         Effective September 14, 2004, Transamerica Fund Services, Inc., the registrant’s administrator, entered into an agreement with Investors Bank & Trust Company (“IBT”) for IBT to provide certain administrative services on behalf of the registrant, which may be deemed to be a change that has materially affected, or is likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date:	February 28, 2005

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Chief Financial Officer
Date:	February 28, 2005